Superannuation commitments - Asset allocation (Details)	Sep. 30, 2021	Sep. 30, 2020
Australia
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Australia | Cash
Superannuation commitments
Asset allocation percentage	5.00%	6.00%
Australia | Equity instruments
Superannuation commitments
Asset allocation percentage	47.00%	45.00%
Australia | Debt instruments
Superannuation commitments
Asset allocation percentage	25.00%	25.00%
Australia | Property
Superannuation commitments
Asset allocation percentage	8.00%	8.00%
Australia | Other assets
Superannuation commitments
Asset allocation percentage	15.00%	16.00%
Overseas
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Overseas | Cash
Superannuation commitments
Asset allocation percentage	2.00%	1.00%
Overseas | Equity instruments
Superannuation commitments
Asset allocation percentage	7.00%	9.00%
Overseas | Debt instruments
Superannuation commitments
Asset allocation percentage	5.00%	4.00%
Overseas | Property
Superannuation commitments
Asset allocation percentage	2.00%	1.00%
Overseas | Other assets
Superannuation commitments
Asset allocation percentage	84.00%	85.00%